Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 670,900		$ 112,000	$ (577,600)	$ 205,300	$ (789,400)	$ (584,100)
Beginning balance, shares at Dec. 31, 2018	3,513,517
Distributions				(116,800)	(116,800)	(232,600)	$ (349,400)
Exercise of stock options, shares
Stock Compensation Expense			5,500		5,500		$ 5,500
Issuance of Warrants			1,600		1,600		1,600
Transfer of land to Owner				(495,500)	(495,500)		(495,500)
Net (Loss)				235,600	235,600	(38,600)	197,000
Ending balance, value at Dec. 31, 2019	$ 670,900		119,100	(954,300)	(164,300)	(1,060,600)	(1,224,900)
Ending balance, shares at Dec. 31, 2019	3,513,517
Net (Loss)				(752,000)	(752,000)	(221,900)	(973,900)
Ending balance, value at Mar. 31, 2020	$ 670,900		119,100	(1,706,300)	(916,300)	(1,282,500)	(2,198,800)
Ending balance, shares at Mar. 31, 2020	3,513,517
Beginning balance, value at Dec. 31, 2019	$ 670,900		119,100	(954,300)	(164,300)	(1,060,600)	(1,224,900)
Beginning balance, shares at Dec. 31, 2019	3,513,517
Net (Loss)							(1,408,000)
Ending balance, value at Jun. 30, 2020	$ 670,900		120,200	(2,137,400)	(1,346,300)	(1,285,500)	(2,631,800)
Ending balance, shares at Jun. 30, 2020	3,513,517
Beginning balance, value at Dec. 31, 2019	$ 670,900		119,100	(954,300)	(164,300)	(1,060,600)	(1,224,900)
Beginning balance, shares at Dec. 31, 2019	3,513,517
Net proceeds issuance of stock	$ 10,789,000				10,789,000		$ 10,789,000
Net proceeds issuance of stock, shares	2,031,705
Exercise of stock options, shares
Conversion of Olympic View debt to stock	$ 497,000				497,000		$ 497,000
Conversion of Olympic View debt to stock, shares	82,826
Stock Compensation Expense			115,700		115,700		115,700
Stock Compensation Expense, shares	8,500
Net (Loss)				(3,532,800)	(3,532,800)	(229,300)	(3,762,100)
Ending balance, value at Dec. 31, 2020	$ 11,956,900		234,800	(4,487,100)	7,704,600	(1,289,900)	6,414,700
Ending balance, shares at Dec. 31, 2020	5,636,548
Beginning balance, value at Mar. 31, 2020	$ 670,900		119,100	(1,706,300)	(916,300)	(1,282,500)	(2,198,800)
Beginning balance, shares at Mar. 31, 2020	3,513,517
Stock Compensation Expense			1,100		1,100		1,100
Net (Loss)				(431,100)	(431,100)	(3,000)	(434,100)
Ending balance, value at Jun. 30, 2020	$ 670,900		120,200	(2,137,400)	(1,346,300)	(1,285,500)	(2,631,800)
Ending balance, shares at Jun. 30, 2020	3,513,517
Beginning balance, value at Dec. 31, 2020	$ 11,956,900		234,800	(4,487,100)	7,704,600	(1,289,900)	6,414,700
Beginning balance, shares at Dec. 31, 2020	5,636,548
Net proceeds issuance of stock	$ 25,101,000				25,101,000		25,101,000
Net proceeds issuance of stock, shares	9,200,000
Exercise of stock options			18,000		18,000		18,000
Exercise of stock options, shares	45,046
Stock Compensation Expense			115,100		115,100		115,100
Stock Compensation Expense, shares	8,500
Net (Loss)				(1,549,800)	(1,549,800)	600	(1,549,200)
Ending balance, value at Mar. 31, 2021	$ 37,057,900		367,900	(6,036,900)	31,388,900	(1,289,300)	30,099,600
Ending balance, shares at Mar. 31, 2021	14,890,094
Beginning balance, value at Dec. 31, 2020	$ 11,956,900		234,800	(4,487,100)	7,704,600	(1,289,900)	6,414,700
Beginning balance, shares at Dec. 31, 2020	5,636,548
Net (Loss)							(479,800)
Ending balance, value at Jun. 30, 2021	$ 37,057,900	$ 28,661,000	483,700	(5,105,300)	61,097,300	(1,291,600)	59,805,700
Ending balance, shares at Jun. 30, 2021	14,898,594	1,260,555
Beginning balance, value at Mar. 31, 2021	$ 37,057,900		367,900	(6,036,900)	31,388,900	(1,289,300)	30,099,600
Beginning balance, shares at Mar. 31, 2021	14,890,094
Net proceeds issuance of preferred stock		$ 28,661,000			28,661,000		28,661,000
Net proceeds issuance of preferred stock, shares		1,260,555
Dividends				(140,100)	(140,100)		(140,100)
Stock Compensation Expense			115,800		115,800		115,800
Stock Compensation Expense, shares	8,500
Net (Loss)				1,071,700	1,071,700	(2,300)	1,069,400
Ending balance, value at Jun. 30, 2021	$ 37,057,900	$ 28,661,000	$ 483,700	$ (5,105,300)	$ 61,097,300	$ (1,291,600)	$ 59,805,700
Ending balance, shares at Jun. 30, 2021	14,898,594	1,260,555